LEASES	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Leases [Abstract]
LEASES

10. LEASES

Operating Leases

The Company previously leased a corporate office and manufacturing facility in Princeton, New Jersey under an operating lease that was set to expire in November 2025. On March 26, 2021, the Company entered into a Lease Termination and Surrender Agreement with respect to this lease agreement. The Lease Termination and Surrender Agreement provides for the early termination of the lease, which became effective on March 31, 2021. In connection with the early termination of the lease, the Company was required to pay a $1,000,000 termination payment. The unapplied security deposit totaling approximately $182,000 was credited against the termination fee for a net payment of approximately $818,000. The Company wrote off of the remaining right-of-use asset of approximately $4.5 million and lease liability of approximately $5.6 million. After consideration of the termination payment and write off of remaining right-of-use asset and lease liability, the Company recorded a net gain of approximately $0.1 million.

On March 25, 2021, the Company entered into a new lease agreement for its corporate office/lab with base rent of approximately $29,000 per year, plus other expenses. The lease expires on March 25, 2022 and the Company has the option to renew the lease for one additional successive one-year term upon six months written notice to the landlord. This new lease is accounted for as a short-term lease and the Company has elected to not recognize the right-of-use asset and lease liability.

As a result of the termination of the Company’s prior lease agreement pursuant to the Lease Termination and Surrender Agreement, the Company does not have an outstanding lease liability or operating right-of-use asset recorded as of July 31, 2021.

Supplemental lease expense related to leases was as follows (in thousands):

Lease Cost (in thousands)	Statements of Operations Classification	For the Three Months Ended July 31, 2021	For the Nine Months Ended July 31, 2021
Operating lease cost	General and administrative	-	1,301
Short-term lease cost	General and administrative	12	16
Variable lease cost	General and administrative	$4	165
Total lease expense		$16	1,482

Lease Cost (in thousands)	Statements of Operations Classification	For the Three Months Ended July 31, 2020	For the Nine Months Ended July 31, 2020
Operating lease cost	General and administrative	290	869
Short-term lease cost	General and administrative	83	249
Variable lease cost	General and administrative	$108	282
Total lease expense		$481	1,400

Supplemental cash flow information related to operating leases was as follows:

	For the Three Months Ended July 31, 2021	For the Nine Months Ended July 31, 2021
Cash paid for operating lease liabilities	$-	1,363

	For the Three Months Ended July 31, 2020	For the Nine Months Ended July 31, 2020
Cash paid for operating lease liabilities	$311	922

10. LEASES

Operating Leases

The Company leases its corporate office and manufacturing facility in Princeton, New Jersey under an operating lease that expires in November 2025. The Company has the option to renew the lease term for two additional five-year terms. The renewal periods were not included the lease term for purposes of determining the lease liability or right-of-use asset. The Company has provided a security deposit of approximately $182,000, which is recorded as Other Assets in the balance sheet.

The Company identified and assessed the following significant assumptions in recognizing its right-of-use assets and corresponding lease liabilities:

●	As the Company does not have sufficient insight to determine an implicit rate, the Company estimated the incremental borrowing rate in calculating the present value of the lease payments. The Company utilized a synthetic credit rating model to determine a benchmark for its incremental borrowing rate for its leases. The benchmark rate was adjusted to arrive at an appropriate discount rate for the lease.

●	Since the Company elected to account for each lease component and its associated non-lease components as a single combined component, all contract consideration was allocated to the combined lease component.

●	Renewal option periods have not been included in the determination of the lease terms as they are not deemed reasonably certain of exercise.

●	Variable lease payments, such as common area maintenance, real estate taxes, and property insurance are not included in the determination of the lease’s right-of-use asset or lease liability.

Supplemental balance sheet information related to leases as of October 31, 2020 was as follows (in thousands):

Operating Leases:
Operating lease right-of-use assets	$4,839

Operating lease liability	$962
Operating lease liability, net of current portion	5,055
Total operating lease liabilities	$6,017

Supplemental lease expense related to leases was as follows (in thousands):

Lease Cost (in thousands)	Statements of Operations Classification	For the Year Months Ended October 31, 2020
Operating lease cost	General and administrative	$1,158
Short-term lease cost	General and administrative	320
Variable lease cost	General and administrative	547
Total lease expense		$2,025

Other information related to leases where the Company is the lessee is as follows:

For the Fiscal Year Ended October 31, 2020
Weighted-average remaining lease term	5.1 years
Weighted-average discount rate	6.5%

Supplemental cash flow information related to operating leases was as follows:

For the Fiscal Year Ended October 31, 2020
Cash paid for operating lease liabilities	$1,233

Future minimum lease payments under non-cancellable leases as of October 31, 2020 were as follows:

Fiscal Year ending October 31,
2021	$1,318
2022	1,369
2023	1,395
2024	1,419
2025	1,444
Thereafter	120
Total minimum lease payments	7,065
Less: Imputed interest	(1,048)
Total	$6,017

Under ASC 840, future minimum payments under the Company’s operating lease were as follows (in thousands):

Fiscal Year ending October 31,
2021	$1,318
2022	1,369
2023	1,395
2024	1,419
2025	1,444
Thereafter	120
Total	$7,065

Under ASC 840, rent expense for the fiscal year ended October 31, 2019 was approximately $1.2 million.